PGIM S&P 500 Buffer 20 ETF - October Annual Total Returns	12 Months Ended
Dec. 31, 2025
PGIM S&P 500 Buffer 20 ETF - October | No Share Class
Prospectus [Line Items]
Annual Return [Percent]	9.84%